Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 20,973	$ 11,990
Research and development tax credits receivable	9,237	4,799
Prepayments and other current assets	4,291	4,055
Total current assets	34,501	20,844
Property and equipment, net	3,973	5,082
Right-of-use assets (operating leases)	906	1,129
Intangible assets, net	6,127	6,303
Goodwill	13,018	13,489
Deferred recapitalization costs		2,010
Research and development tax credits receivable	269	242
Total assets	58,794	49,099
Current liabilities:
Accounts payable	1,675	4,540
Accrued expenses and other current liabilities	3,933	2,557
Operating lease liabilities, current	108	94
Deferred revenues, current	902	1,318
Total current liabilities	6,618	8,509
Long term debt, net	11,842
Long term operating lease liabilities, net	854	1,092
Deferred revenues, net		306
Deferred tax	14	18
Derivative liabilities	6,756
Other liabilities	294	203
Total liabilities	26,378	10,128
Commitments and Contingencies (Note 11)
Stockholders’ equity:
Common Stock, $0.003 par value, 308,236,883 authorized; 180,300,967 and 131,467,935 shares outstanding at December 31, 2021 and 2020, respectively	646	479
Additional paid in capital	236,264	210,876
Accumulated other comprehensive loss	(24,321)	(24,149)
Accumulated deficit	(180,173)	(148,235)
Total stockholders’ equity	32,416	38,971
Total liabilities and stockholders’ equity	$ 58,794	$ 49,099